Fixed Assets (Details Textual) $ in Thousands	Jun. 30, 2015	Feb. 28, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Dry bulk vessels	14
mv BULK CAJUN [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, salvage value		$ 4,524